Derivative Instruments (Schedule Of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets	$ 9,587	$ 2,425
Derivative liabilities	(2,948)	(8,777)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative assets		2,425
Derivative liabilities	(2,948)	(2)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative assets	9,587
Derivative liabilities		(8,775)
Other Receivables And Prepaid Expenses [Member]
Derivative [Line Items]
Derivative assets	9,587	2,423
Accrued Expenses And Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	$ (2,948)	$ (8,775)